INCOME TAXES - Deferred tax assets (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Deferred tax assets:
Net operating tax carry forwards	$ 137,483	$ 56,844
Other	0	0
Gross deferred tax assets	137,483	56,844
Valuation allowance	(137,483)	(56,844)
Net deferred tax assets	$ 0	$ 0